DEFERRED REVENUES - Deferred Revenue Recognition Period 2 (Details) - Extension of Warranty [Member] € in Thousands	Dec. 31, 2021 EUR (€)
Revenue, remaining performance obligation, amount	€ 740
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 350
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 260
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 82
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 43
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 5